SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7.   SHAREHOLDERS' EQUITY

  (a)
  Common shares

    The Company's authorized share capital includes an unlimited number of common shares. As at December 31, 2013, Agnico Eagle's issued common shares totaled 174,181,163 (December 31, 2012 – 172,296,610), less 227,188 common shares held by a trust in connection with the Company's restricted share unit ("RSU") plan (December 31, 2012 – 193,740 common shares held in trust). The trust is treated as a variable interest entity and, as a result, its holdings of shares are offset against the Company's issued shares in its consolidated financial statements (see note 8(c) for details).

    In 2013, the Company declared dividends on its common shares of $0.66 per share (2012 – $1.02 per share; 2011 – nil per share).

  (b)
  Private placements and warrants

    On December 3, 2008, the Company closed a private placement of 9.2 million units, with each unit consisting of one common share and one-half of one common share purchase warrant. Each whole warrant entitled the holder to purchase one common share of the Company at a price of $47.25 per share at any time during the five-year term of the warrant. As consideration for the lead purchaser's commitment, the Company issued to the lead purchaser an additional 4.0 million warrants. The net proceeds of the private placement were approximately $281.0 million, after deducting share issue costs of $8.8 million. The warrants expired unexercised on December 3, 2013.

  (c)
  Issuance of common shares on take-over bid

    On November 18, 2011, the Company issued 1,250,477 common shares with a market value of $56.1 million in connection with the acquisition of 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd") under a take-over bid. On January 23, 2012, the Company issued an additional 68,941 common shares with a market value of $2.4 million in connection with the compulsory acquisition of the remaining outstanding shares of Grayd it did not already own (see note 10 for details).

  (d)
  Accumulated other comprehensive loss

    The following table sets out the changes in accumulated other comprehensive loss by component for the year ended December 31, 2013:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total

Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$72	$(3,497)	$(27,311)

Unrealized other comprehensive (loss) gain	–	(22,553)	(284)	375	(22,462)

Income tax expense (recovery) impact	–	–	150	(99)	51

Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	–	34,198	(117)	637	34,718

Income tax expense (recovery) impact	–	–	31	(168)	(137)

Other comprehensive income (loss) for the year	–	11,645	(220)	745	12,170

Accumulated other comprehensive (loss) income, December 31, 2013	$(16,206)	$3,965	$(148)	$(2,752)	$(15,141)

    The following table sets out the changes in accumulated other comprehensive loss by component for the year ended December 31, 2012:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total

Accumulated other comprehensive (loss) income, December 31, 2011	$(16,206)	$16,350	$(2,913)	$(4,337)	$(7,106)

Unrealized other comprehensive (loss) gain	–	(27,029)	6,882	531	(19,616)

Income tax recovery impact	–	–	(1,885)	(140)	(2,025)

Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	–	2,999	(2,738)	617	878

Income tax expense (recovery) impact	–	–	721	(163)	558

Other comprehensive income (loss) for the year	–	(24,030)	2,985	840	(20,205)

Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$72	$(3,497)	$(27,311)

  (e)
  Net income (loss) per share

    The following table sets out the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share:

	Year Ended December 31,

	2013	2012	2011

Weighted average number of common shares outstanding – basic	172,892,654	171,250,179	169,352,896

Dilutive impact of shares related to RSU plan	–	235,436	–

Weighted average number of common shares outstanding – diluted	172,892,654	171,485,615	169,352,896

    Diluted net income (loss) per share has been calculated using the treasury stock method. In applying the treasury stock method, employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income (loss) per share as the impact is anti-dilutive. In 2011, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants or related to the RSU plan would have been anti-dilutive as a result of the net loss recorded for the year. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share in 2011. In 2012, 7,742,151 employee stock options and all warrants were excluded from the calculation of diluted net income per share as their impact would have been anti-dilutive. In 2013, the impact of any additional shares issued under the employee stock option plan or related to the RSU plan would have been anti-dilutive as a result of the net loss recorded for the year. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share in 2013.